Transactions with Related Parties - Additional Information (Detail) - USD ($)					6 Months Ended
	Jun. 30, 2023	Jun. 21, 2023	Feb. 14, 2023	May 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Receivable from related party	$ 0				$ 0		$ 146,708
Payable to related parties	$ 491,456				$ 491,456		$ 3,016,438
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Dividends payable, nature		15th day of January, April, July and October in each year
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding	795,878				795,878		795,878
Preferred Stock, Par or Stated Value Per Share	$ 0.01				$ 0.01		$ 0.01
Series A Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member] | Valuation, Income Approach [Member]
Aggregate value of investment	$ 12,636,000				$ 12,636,000
European Institute of Regional Investments Inc. [Member]
Receivable from related party	0				0	$ 146,708
C3is Inc [Member]
Receivable from related party	37,042				37,042	0
Equity security measured at fair value	12,656,833				12,656,833
Accrued dividends	20,833				20,833
Impairment loss	0				0
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Preferred Stock, Shares Outstanding		600,000
Preferred Stock, liquidation preference per share		$ 25
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Number of days after when the stock are eligible to convert to shares		90 days
Conversion price equal to volume weighted average price per share		150.00%
Number of consecutive trading days for determining the share price		5 days
Preferred Stock, Dividend Rate, Percentage		5.00%
Dividends payable, amount per share		$ 25
Dividend income from related party	20,833
Flawless Management Inc [Member] | Dividend Declared [Member] | Series C Preferred Stock [Member]
Receivable from related party	185,000				185,000	0
Related Party [Member]
Payable to related parties	$ 269,414				269,414	3,016,438
Glorieuse and Eco Wildfire [Member]
Total consideration			$ 35,500,000
Glorieuse [Member]
Aggregate purchase price , Cash			8,500,000
Total consideration			18,500,000
Glorieuse [Member] | Series C Preferred Stock [Member]
Asset acquisition, equity interest issued and issuable			$ 13,875
Management fees [Member]
Related party transaction, amounts of transaction					871,640	341,625
Brokerage commissions [Member]
Related party transaction, amounts of transaction					$ 1,546,799	203,462
Related party transaction, brokerage commission per vessel					1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction					$ 1,000	0
Related party transaction, additional amounts of transaction					500
Crew management fees [Member]
Related party transaction, amounts of transaction					153,333	37,500
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction				$ 2,500
Commissions – vessels purchased [Member]
Related party transaction, amounts of transaction					$ 355,000	$ 778,000
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Commission as a percentage of sale price of vessels					1.00%
Maximum [Member] | Management fees [Member]
Related party transaction, amounts of transaction					$ 440
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction					$ 125